Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes
Income Taxes

NOTE 13 – INCOME TAXES

The Company accounts for income tax using the liability method prescribed by ASC 740, “Income Taxes”. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the year in which the differences are expected to reverse. The deferred tax assets on December 31, 2020 and 2019 consist only of net operating loss carryforwards. The net deferred tax asset has been fully offset by a valuation allowance because of the uncertainty of the attainment of future taxable income.

The items accounting for the difference between income taxes at the effective statutory rate and the Company’s effective tax rate for the years ended December 31, 2020 and 2019 were as follows:

	Year Ended December 31, 2020	Year Ended December 31, 2019

Income tax benefit at U.S. statutory rate	21.00%	21.00%
Income tax benefit – State	3.97%	4.57%
Permanent items	(19.33)%	(15.23)%
Effect of change in valuation allowance	(5.64)%	(10.34)%
Effective income tax rate	0.00%	0.00%

The Company’s approximate net deferred tax asset as of December 31, 2020 and 2019 was as follows:

	December 31, 2020	December 31, 2019
Deferred Tax Asset:
Net operating loss carryover	$8,095,756	$5,682,118
Less: valuation allowance	(8,095,756)	(5,682,118)
Net deferred tax asset	$-	$-

The net operating loss carryforward was approximately $31,945,598 on December 31, 2020. The Company provided a valuation allowance equal to the net deferred income tax asset as of December 31, 2020 and 2019 because it was not known whether future taxable income will be sufficient to utilize the loss carryforward. During the year ended December 31, 2020, the valuation allowance increased by $2,413,638. Additionally, the future utilization of the net operating loss carryforward to offset future taxable income is subject to an annual limitation as a result of ownership changes that may occur in the future. The 2017 estimated loss carry forward of $120,600 expires on December 31, 2037. Subsequent to 2017, all estimated loss carry forwards may be carried forward indefinitely subject to annual usage limitations.

The Company does not have any uncertain tax positions or events leading to uncertainty in a tax position. The Company’s 2016 to 2020 Corporate Income Tax Returns are subject to Internal Revenue Service examination.